Segment Reporting	3 Months Ended
Sep. 30, 2011
Segment Reporting
Segment Reporting Disclosure [Text Block]

NOTE 13 - SEGMENT INFORMATION

The Company operates and the chief decision maker for the Company segregates the operations into five separate distinct reporting segments. These segments are the sperm bank division, the stem-cell division, and includes the minimal operating expenses of Proteoderm, the skin care products division, PRTMI, Thor and StromaCel.

Operating segment data for the nine months ended September 30, 2011 is as follows:

	Stem-Cell/Thor	Proteoderm	Sperm Bank	PRTMI & PRTMI RD(1)	StromaCel/ XGen	Total
Sales	$ -	$ -	$18,994	$ -	$ -	$18,994
Cost of sales	$ -	$ -	$37,921	$ -	$ -	$37,921
Gross profit (loss)	$ -	$ -	($18,927)	$ -	$ -	($18,927)
Operating expenses	$553,811	$-	$56,397	$-	$-	$610,208
Depreciation and amortization	$29,520	$ -	$ -	$ -	$255,142	$284,662
Other income (expense)	($55,509)	($2,775)	$ -	($112)	($1,339)	($59,735)
Net (loss)	($638,840)	($2,775)	($75,324)	($112)	($256,481)	($973,532)
Segment assets	$284,407	$-	$172,343	$-	$2,919,957	$3,376,707
Fixed Assets, net of depreciation	$25,066	$ -	$ -	$ -	$ -	$25,066

(1)     PRTMI RD is a wholly-owned subsidiary of PRTMI.

Operating segment data for the six months ended September 30, 2010 is as follows:

	Stem-Cell	Proteoderm	Sperm Bank	PRTMI & PRTMI RD(1)	StromaCel/ XGen	Total
Sales	$ -	$ -	$68,972	$ -	$ -	$68,972
Cost of sales	$ -	$ -	$2,330	$ -	$ -	$2,330
Gross profit	$ -	$ -	$66,642	$ -	$ -	$66,642
Operating expenses	$2,210,298	$23,282	$63,938	$2,100	$60,344	$2,359,962
Depreciation and amortization	$10,428	$ -	$ -	$ -	$ -	$10,428
Other income (expense)	($19,026)	$ -	$ -	$ -	$ -	($19,026)
Net income (loss)	($2,239,752)	(23,282)	$2,704	($2,100)	($60,344)	($2,322,774)
Segment assets	$222,834	$-	$216,489	$2,900	$3,401,891	$3,844,114
Fixed Assets, net of depreciation	$34,216	$ -	$ -	$ -	$ -	$34,216